FAIR VALUE MEASUREMENT (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Carrying value as of January 1	$ 2,233	$ 2,373
Sale of financial assets	(2,331)	0
Net changes in fair value	67	60
Realized gain	31	0
Impairment due to credit loss	0	(200)
Carrying value as of December31	$ 0	$ 2,233